TAXES - Narrative (Details) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 27, 2025	Jun. 28, 2024	Dec. 31, 2024
Income taxes paid (refund) [abstract]
Effective tax rate	26.00%	22.00%	25.00%
Discrete items excluded from average effective tax rate	26.00%	27.00%
Tax provision	€ 295		€ 267